UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip code)

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 96.3% of Net Assets
	Air Freight & Logistics — 5.4%
865,000	United Parcel Service, Inc., Class B	$42,575,300

	Beverages — 5.5%
1,000,000	Coca-Cola Co. (The)	43,950,000

	Capital Markets — 7.1%
535,000	Goldman Sachs Group, Inc. (The)	56,720,700

	Commercial Banks — 10.0%
3,880,800	Banco Bradesco SA, Sponsored ADR	38,419,920
3,751,550	Banco Itau Holding Financeira SA, ADR	40,816,864

		79,236,784

	Computers & Peripherals — 10.4%
1,300,000	Hewlett-Packard Co.	41,678,000
420,000	International Business Machines Corp.	40,693,800

		82,371,800

	Diversified Consumer Services — 5.8%
590,000	Apollo Group, Inc., Class A(b)	46,214,700

	Food & Staples Retailing — 10.5%
1,602,300	CVS Caremark Corp.	44,047,227
760,000	Wal-Mart Stores, Inc.	39,596,000

		83,643,227

	Food Products — 2.2%
480,000	Kellogg Co.	17,582,400

	Health Care Equipment & Supplies — 5.6%
870,000	Baxter International, Inc.	44,561,400

	Household Products — 5.7%
768,300	Colgate-Palmolive Co.	45,314,334

	Oil, Gas & Consumable Fuels — 4.7%
550,000	Exxon Mobil Corp.	37,455,000

	Pharmaceuticals — 11.8%
900,000	Abbott Laboratories	42,930,000
1,133,800	Teva Pharmaceutical Industries Ltd., Sponsored ADR	51,077,690

		94,007,690

	Tobacco — 9.2%
2,007,200	Altria Group, Inc.	32,155,344
1,150,000	Philip Morris International, Inc.	40,917,000

		73,072,344

	Wireless Telecommunication Services — 2.4%
700,000	America Movil SAB de CV, Series L, ADR	18,956,000

	Total Common Stocks (Identified Cost $835,856,473)	765,661,679

Principal Amount
Short-Term Investments — 2.1%
$16,425,000	American Express Credit Corp.,
	Commercial Paper,
	0.100%, 4/01/2009 (Identified Cost $16,425,000)	16,425,000

	Total Investments — 98.4% (Identified Cost $852,281,473)(a)	782,086,679
	Other assets less liabilities—1.6%	12,683,036

	Net Assets — 100.0%	$794,769,715

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation or the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

1

CGM ADVISOR TARGETED EQUITY FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $852,281,473 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,757,310
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(97,952,104)

Net unrealized depreciation	$(70,194,794)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $81,851,673 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $54,376,238. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Investments in
Valuation Inputs	Securities
Level 1 - Quoted Prices	$782,086,679
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$782,086,679

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

Net Asset Summary at March 31, 2009 (Unaudited)

Pharmaceuticals	11.8%
Food & Staples Retailing	10.5
Computers & Peripherals	10.4
Commercial Banks	10.0
Tobacco	9.2
Capital Markets	7.1
Diversified Consumer Services	5.8
Household Products	5.7
Health Care Equipment & Supplies	5.6
Beverages	5.5
Air Freight & Logistics	5.4
Oil, Gas & Consumable Fuels	4.7
Wireless Telecommunication Services	2.4
Food Products	2.2
Short-Term Investments	2.1

Total Investments	98.4
Other assets less liabilities	1.6

Net Assets	100.0%

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Australia — 2.9%
22,689	BHP Billiton Ltd.	$501,453
21,016	CSL Ltd.	474,888
14,454	Rio Tinto Ltd.	574,046
31,223	Westpac Banking Corp.	412,300

		1,962,687

	Belgium — 0.5%
13,433	Anheuser-Busch InBev NV	369,880

	Brazil — 4.4%
34,504	Banco Itau Holding Financeira SA, ADR	375,404
36,767	Companhia Energetica de Minas Gerais, Sponsored ADR	543,416
34,744	Companhia Vale do Rio Doce, ADR	462,095
44,225	Companhia Vale do Rio Doce, Sponsored ADR (Non-Voting)	498,858
23,350	Petroleo Brasileiro SA, ADR	711,474
16,927	Petroleo Brasileiro SA, Sponsored ADR	414,712

		3,005,959

	Canada — 4.9%
16,298	Bank of Nova Scotia	401,633
41,501	Cameco Corp.	712,572
14,595	IGM Financial, Inc.	352,026
36,424	Manulife Financial Corp.	407,949
21,629	Rogers Communications, Inc., Class B	498,352
11,404	Shoppers Drug Mart Corp.	392,013
25,082	Suncor Energy, Inc.	557,071

		3,321,616

	China — 8.2%
1,038,000	Agile Property Holdings Ltd.	592,616
948,000	China Communications Construction Co. Ltd., Class H	1,040,311
881,000	China Construction Bank Corp., Class H	500,125
8,884	China Medical Technologies, Inc., Sponsored ADR	122,333
209,000	China Merchants Bank Co. Ltd., Class H	362,536
55,000	China Mobile Ltd.	480,165
196,500	China Shenhua Energy Co. Ltd., Class H	443,356
1,362,410	Denway Motors Ltd.	527,932
1,087,000	Industrial and Commerial Bank of China Ltd., Class H	562,133
65,800	Tencent Holdings Ltd.	487,742
210,600	Weichai Power Co. Ltd., Class H	457,037

		5,576,286

	Denmark — 1.5%
8,396	Novo Nordisk A/S, Class B	402,554
13,782	Vestas Wind Systems A/S(b)	605,445

		1,007,999

	Finland — 0.4%
20,955	Nokia Oyj	245,077

	France — 10.6%
15,330	ArcelorMittal	312,788
67,004	Axa	804,211
9,383	BNP Paribas	387,110
14,572	Carrefour SA	568,453
9,222	Electricite de France	361,676
14,127	France Telecom SA	322,055
13,395	GDF Suez	459,376
22,549	Groupe Danone	1,097,312
8,381	Iliad SA	781,296
6,429	PPR	412,165
5,765	Schneider Electric SA	383,410
9,256	Suez Environnement SA(b)	136,108
14,693	Total SA	726,560
15,729	Vivendi SA	416,015

		7,168,535

	Germany — 6.7%
24,329	Adidas AG	807,461
10,326	Bayer AG	493,340
8,526	Deutsche Boerse AG	511,525
17,800	E.ON AG	493,667
3,068	Merck KGaA	271,077
20,463	SAP AG	715,532
13,370	SAP AG, Sponsored ADR	471,827
5,946	Siemens AG (Registered)	339,454
5,678	Wacker Chemie AG	468,938

		4,572,821

	Hong Kong — 1.7%
111,900	Esprit Holdings Ltd.	570,953
248,000	Li & Fung Ltd.	583,944

		1,154,897

	India — 2.0%
6,630	HDFC Bank Ltd., ADR	403,966
35,610	Infosys Technologies Ltd., Sponsored ADR	948,294

		1,352,260

	Israel — 0.8%
11,925	Teva Pharmaceutical Industries Ltd., Sponsored ADR	537,221

	Italy — 2.3%
35,128	ENI SpA	680,156
48,893	Saipem SpA	869,953

		1,550,109

	Japan — 15.2%
130,000	Bank of Yokohama (The) Ltd.	557,377
12,800	Canon, Inc.	373,143
5,383	East Japan Railway Co.	280,638
8,300	FANUC Ltd.	567,695
514	Jupiter Telecommunications Co. Ltd.	343,362
87	KDDI Corp.	409,695
59,200	Mitsubishi UFJ Financial Group, Inc.	291,662
33,000	NGK Insulators Ltd.	516,139
3,800	Nintendo Co. Ltd.	1,111,620
55,300	Nomura Holdings, Inc.	280,537
101,000	Osaka Gas Co. Ltd.	316,164
11,300	Seven & I Holdings Co. Ltd.	249,471
19,000	Shin-Etsu Chemical Co. Ltd.	933,476
40,000	Shionogi & Co. Ltd.	689,470
129	Sony Financial Holdings, Inc.	347,913
44,300	Sumitomo Corp.	384,944

1

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Japan — continued
156,000	Sumitomo Trust & Banking Co. Ltd.	$603,999
12,300	TERUMO Corp.	456,893
31,500	THK Co. Ltd.	427,077
27,900	Toyota Motor Corp.	886,212
8,300	Yamada Denki Co. Ltd.	327,559

		10,355,046

	Korea — 2.0%
13,609	KB Financial Group, Inc., ADR(b)	330,018
1,625	Samsung Electronics Co. Ltd.	671,380
1,892	Samsung Electronics Co. Ltd., GDR, (Registered), 144A	386,441

		1,387,839

	Luxembourg — 0.8%
14,017	Millicom International Cellular SA	519,190

	Mexico — 1.3%
17,689	America Movil SAB de CV, Series L, ADR	479,018
17,430	Wal-Mart de Mexico SA de CV, Series V, Sponsored ADR	406,991

		886,009

	Netherlands — 0.5%
24,708	Koninklijke (Royal) Philips Electronics NV, (NY Registered Shares)	367,408

	Norway — 1.2%
53,002	Renewable Energy Corp. A/S(b)	458,387
60,325	Subsea 7, Inc.(b)	385,779

		844,166

	Russia — 2.0%
55,911	Gazprom, Sponsored ADR	830,278
7,822	LUKOIL, Sponsored ADR	293,325
36,329	MMC Norilsk Nickel, ADR	217,974

		1,341,577

	Singapore — 1.2%
70,000	DBS Group Holdings Ltd.	390,246
121,000	Keppel Corp. Ltd.	399,767

		790,013

	South Africa — 0.6%
35,432	MTN Group Ltd.	393,136

	Spain — 3.3%
48,300	Banco Bilbao Vizcaya Argentaria SA	392,039
111,566	Banco Santander Central Hispano SA	769,223
29,792	Gamesa Corp Tecnologica SA	382,127
35,130	Telefonica SA	700,538

		2,243,927

	Switzerland — 9.6%
28,672	ABB Ltd., (Registered)(b)	399,881
36,253	Credit Suisse Group, (Registered)	1,103,830
3,893	Lonza Group AG, (Registered)	384,635
39,674	Nestle SA, (Registered)	1,340,360
21,845	Nobel Biocare Holding AG, (Registered)	372,866
24,550	Novartis AG, (Registered)	928,813
11,362	Roche Holding AG	1,559,435
2,098	Syngenta AG, (Registered)	421,724

		6,511,544

	Taiwan — 0.8%
385,052	Taiwan Semiconductor Manufacturing Co., Ltd.	579,831

	United Kingdom — 13.3%
300,974	ARM Holdings PLC	441,097
47,786	Autonomy Corp. PLC(b)	892,145
33,095	BG Group PLC	499,220
42,774	BHP Billiton PLC	843,744
68,486	British Sky Broadcasting PLC	425,072
45,393	HSBC Holdings PLC	250,505
19,580	HSBC Holdings PLC (Rights)(b)	36,732
192,858	ICAP PLC	839,851
131,160	Man Group PLC	411,026
106,360	Prudential PLC	515,624
9,507	Reckitt Benckiser Group PLC	356,700
114,911	Smith & Nephew PLC	715,256
70,058	Standard Chartered PLC	869,932
194,895	Tesco PLC	931,160
40,752	Vedanta Resources PLC	395,087
314,467	Vodafone Group PLC	548,259

		8,971,410

	Total Common Stocks (Identified Cost $98,747,761)	67,016,443

Preferred Stocks — 0.5%
	Germany — 0.5%
12,763	Henkel AG & Co. KGaA
	(Identified Cost $471,357)	346,936

Principal Amount
Bonds and Notes — 0.2%
	China — 0.2%
$238,000	China Medical Technologies, Inc.
	4.000%, 8/15/2013
	(Identified Cost $123,090)	113,050

Shares
Exchange Traded Funds — 0.1%
	United States — 0.1%
1,885	iShares MSCI EAFE Index Fund	70,857
635	iShares MSCI Emerging Markets Index	15,754

	Total Exchange Traded Funds (Identified Cost $78,283)	86,611

2

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Principal Amount	Description	Value (†)
Short-Term Investments — 0.3%
$196,456	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $196,456 on 4/01/2009, collateralized by $195,000 Federal Home Loan Mortgage Corp., 4.2700% due 12/03/2013 valued at 202,040 including accrued interest(c)
	(Identified Cost $196,456)	$196,456

	Total Investments — 99.8% (Identified Cost $99,616,947)(a)	67,759,496
	Other assets less liabilities—0.2%	102,525

	Net Assets — 100.0%	$67,862,021

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value. At March 31, 2009, approximately 81% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees.

3

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and gain realized from passive foreign investment companies.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $99,890,851 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,414,065
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,545,420)

Net unrealized depreciation	$(32,131,355)

At December 31, 2008 post-October capital loss deferrals were $4,646,134. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.

Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of this security amounted to $386,441 or 0.6% of net assets.
ADR/GDR	An American Depositary Receipt or Global Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$12,961,658
Level 2 - Other Significant Observable Inputs	54,797,838
Level 3 - Significant Unobservable Inputs	—

Total	$67,759,496

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

4

HANSBERGER INTERNATIONAL FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Commercial Banks	11.6%
Oil, Gas & Consumable Fuels	8.6
Pharmaceuticals	7.2
Metals & Mining	5.6
Wireless Telecommunication Services	4.9
Software	4.7
Capital Markets	4.4
Food & Staples Retailing	3.8
Food Products	3.6
Electrical Equipment	3.3
Semiconductors & Semiconductor Equipment	3.1
Insurance	3.1
Machinery	2.9
Chemicals	2.7
Diversified Telecommunication Services	2.7
Health Care Equipment & Supplies	2.6
Automobiles	2.1
Electric Utilities	2.1
Other, less than 2% each	20.5
Short-Term Investments	0.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

Currency Exposure at March 31, 2009 as a Percentage of Net Assets (Unaudited)

Euro	23.6%
United States Dollar	16.8
Japanese Yen	15.2
British Pound	12.8
Hong Kong Dollar	10.2
Swiss Franc	9.6
Australian Dollar	2.9
Canadian Dollar	2.4
Other, less than 2% each	6.3

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

5

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 67.4% of Net Assets
	ABS Car Loan — 0.2%
$100,000	ARG Funding Corp.,
	Series 2005-2A, Class A5, 144A,
	0.682%, 5/20/2011(b)	$79,519

	ABS Credit Card — 0.5%
100,000	American Express Credit Account
	Master Trust, Series 2006-2, Class C,
	144A,
	5.650%, 1/15/2014	70,000
235,000	Citibank Credit Card Issuance Trust,
	Series 2005-C3, Class C3,
	0.966%, 7/15/2014(b)	136,288
100,000	Citibank Credit Card Issuance Trust,
	Series 2006-C1, Class C1,
	0.945%, 2/20/2015(b)	50,473
20,000	MBNA Credit Card Master Note Trust,
	Series 2006-C3, Class C3,
	0.846%, 10/15/2013(b)	13,728

		270,489

	Aerospace & Defense — 0.4%
115,000	Bombardier, Inc.,
	7.350%, 12/22/2026 (CAD)	59,288
200,000	Embraer Overseas Ltd.,
	6.375%, 1/24/2017	162,000

		221,288

	Airlines — 1.3%
808	Continental Airlines, Inc.,
	Series 1999-1, Class C,
	6.954%, 2/02/2011	778
982,237	United Air Lines, Inc.,
	Series 2007-1, Class A,
	6.636%, 1/02/2024	667,921

		668,699

	Automotive — 2.7%
115,000	Cummins, Inc.,
	7.125%, 3/01/2028	79,208
30,000	Ford Motor Co.,
	6.375%, 2/01/2029	8,475
15,000	Ford Motor Co.,
	6.500%, 8/01/2018	4,350
1,805,000	Ford Motor Co.,
	6.625%, 10/01/2028	509,913
725,000	Ford Motor Co.,
	7.450%, 7/16/2031	230,188
65,000	Ford Motor Credit Co. LLC,
	5.700%, 1/15/2010	55,676
230,000	Ford Motor Credit Co. LLC,
	8.000%, 12/15/2016	151,163
40,000	Goodyear Tire & Rubber Co.,
	7.000%, 3/15/2028	22,400
480,000	Harley-Davidson Funding Corp.,
	144A,
	6.800%, 6/15/2018	311,438

		1,372,811

	Banking — 3.0%
325,000	Bank of America Corp.,
	5.420%, 3/15/2017	206,851
20,000	Capital One Bank,
	5.125%, 2/15/2014	16,954
75,000	Citigroup, Inc.,
	5.000%, 9/15/2014	49,717
145,000	Citigroup, Inc.,
	5.500%, 2/15/2017	91,088
65,000	Goldman Sachs Group, Inc. (The),
	5.625%, 1/15/2017	50,633
437,254	HSBC Bank USA,
	144A,
	Zero Coupon, 11/28/2011	287,101
3,339,258,780	JPMorgan Chase & Co.,
	144A,
	Zero Coupon, 4/12/2012 (IDR)	155,042
200,000	Merrill Lynch & Co., Inc.,
	6.110%, 1/29/2037	99,402
275,000	Merrill Lynch & Co., Inc., MTN,
	6.875%, 4/25/2018	215,076
115,000	Merrill Lynch & Co., Inc., Series C,
	MTN,
	6.400%, 8/28/2017	82,502
120,000	Morgan Stanley, Series F, MTN,
	5.550%, 4/27/2017	106,781
49,000	Wachovia Bank NA,
	5.500%, 8/01/2035	27,135
135,000	Wachovia Corp.,
	6.600%, 1/15/2038	106,765

		1,495,047

	Brokerage — 0.0%
160,000	Lehman Brothers Holdings, Inc.,
	5.750%, 1/03/2017(c)	16
255,000	Lehman Brothers Holdings, Inc.,
	6.875%, 7/17/2037(c)	25
175,000	Lehman Brothers Holdings, Inc., MTN,
	(fixed rate to 5/03/2027, variable rate
	thereafter),
	6.000%, 5/03/2032(c)	18

		59

	Building Materials — 0.9%
170,000	Masco Corp.,
	5.850%, 3/15/2017	106,333
85,000	Owens Corning, Inc.,
	6.500%, 12/01/2016	62,361
525,000	USG Corp.,
	6.300%, 11/15/2016	278,250

		446,944

	Chemicals — 0.2%
45,000	Borden, Inc.,
	7.875%, 2/15/2023	4,500
10,000	Borden, Inc.,
	8.375%, 4/15/2016	1,000
25,000	Borden, Inc.,
	9.200%, 3/15/2021	2,500
200,000	Hercules, Inc., Subordinated Note,
	6.500%, 6/30/2029(d)	70,000
55,000	Methanex Corp., Senior Note,
	6.000%, 8/15/2015	37,399

		115,399

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Commercial MBS — 0.6%
$265,000	Credit Suisse Mortgage Capital
	Certificates, Series 2007-C5, Class A4,
	5.695%, 9/15/2040	$173,096
40,000	JP Morgan Chase Commercial
	Mortgage Securities Corp.,
	Series 2007-CB19, Class A4,
	5.937%, 2/12/2049(b)	28,255
115,000	LB-UBS Commercial Mortgage Trust,
	Series 2007-C7, Class A3,
	5.866%, 9/15/2045	80,556

		281,907

	Construction Machinery — 0.7%
80,000	Joy Global, Inc.,
	6.000%, 11/15/2016	66,953
400,000	Joy Global, Inc.,
	6.625%, 11/15/2036	266,907

		333,860

	Consumer Cyclical Services — 0.2%
245,000	Kar Holdings, Inc.,
	10.000%, 5/01/2015	106,575

	Consumer Products — 0.0%
20,000	Hasbro, Inc.,
	Senior Debenture,
	6.600%, 7/15/2028	16,855

	Electric — 0.5%
180,000	AmerenEnergy Generating Co.,
	Series H,
	7.000%, 4/15/2018	169,273
20,000	NGC Corp. Capital Trust I, Series B,
	8.316%, 6/01/2027	8,000
135,000	TXU Corp., Series Q,
	6.500%, 11/15/2024	37,871

		215,144

	Entertainment — 0.8%
425,000	Time Warner, Inc.,
	6.625%, 5/15/2029	358,794
35,000	Time Warner, Inc.,
	6.950%, 1/15/2028	30,929

		389,723

	Government Guaranteed — 0.3%
170,000	Morgan Stanley,
	1.950%, 6/20/2012	169,747

	Government Owned - No Guarantee — 0.3%
320,000	DP World Ltd.,
	144A,
	6.850%, 7/02/2037	153,104

	Healthcare — 2.8%
5,000	EPIX Pharmaceuticals, Inc.,
	Senior Note,
	3.000%, 6/15/2024(d)(e)	1,000
265,000	HCA, Inc.,
	6.375%, 1/15/2015	173,575
610,000	HCA, Inc.,
	6.500%, 2/15/2016	399,550
25,000	HCA, Inc.,
	7.050%, 12/01/2027	13,000
5,000	HCA, Inc.,
	7.500%, 12/15/2023	2,649
460,000	HCA, Inc.,
	7.500%, 11/06/2033	230,000
310,000	HCA, Inc.,
	7.690%, 6/15/2025	161,450
20,000	HCA, Inc.,
	8.360%, 4/15/2024	11,215
135,000	HCA, Inc., MTN,
	7.580%, 9/15/2025	69,270
30,000	HCA, Inc., MTN,
	7.750%, 7/15/2036	15,174
345,000	Owens & Minor, Inc.,
	6.350%, 4/15/2016(d)	310,265

		1,387,148

	Home Construction — 1.9%
175,000	Centex Corp.,
	5.250%, 6/15/2015	131,250
50,000	D.R. Horton, Inc.,
	5.250%, 2/15/2015	38,312
25,000	D.R. Horton, Inc.,
	5.625%, 9/15/2014	19,625
30,000	D.R. Horton, Inc., Guaranteed Note,
	5.625%, 1/15/2016	22,800
20,000	K. Hovnanian Enterprises, Inc.,
	7.500%, 5/15/2016	5,500
275,000	K. Hovnanian Enterprises, Inc.,
	Guaranteed Note,
	6.250%, 1/15/2016	74,250
25,000	K. Hovnanian Enterprises, Inc.,
	Guaranteed Note,
	6.375%, 12/15/2014	6,875
100,000	K. Hovnanian Enterprises, Inc.,
	Guaranteed Note,
	6.500%, 1/15/2014	26,000
125,000	KB Home, Guaranteed Note,
	6.250%, 6/15/2015	96,875
105,000	KB Home, Guaranteed Note,
	7.250%, 6/15/2018	79,275
140,000	Lennar Corp., Series B,
	Guaranteed Note,
	5.600%, 5/31/2015	99,750
10,000	Pulte Homes, Inc.,
	5.200%, 2/15/2015	7,913
80,000	Pulte Homes, Inc.,
	6.000%, 2/15/2035	48,800
470,000	Pulte Homes, Inc.,
	6.375%, 5/15/2033	286,700
25,000	Toll Brothers Financial Corp.,
	5.150%, 5/15/2015	21,087

		965,012

	Independent Energy — 0.5%
195,000	Pioneer Natural Resources Co.,
	7.200%, 1/15/2028	119,607
50,000	Talisman Energy, Inc.,
	5.850%, 2/01/2037	33,746

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Independent Energy — continued
$120,000	Talisman Energy, Inc.,
	6.250%, 2/01/2038	$84,651

		238,004

	Local Authorities — 2.6%
235,000	New South Wales Treasury Corp.,
	Series 10RG,
	7.000%, 12/01/2010 (AUD)	172,715
1,060,000	New South Wales Treasury Corp.,
	Series 17RG,
	5.500%, 3/01/2017 (AUD)	750,260
375,000	Province of Ontario Canada,
	4.200%, 3/08/2018 (CAD)	300,175
140,000	Quebec,
	6.750%, 11/09/2015 (CAD)	79,381

		1,302,531

	Lodging — 0.0%
35,000	Royal Caribbean Cruises Ltd.,
	7.500%, 10/15/2027	15,750

	Media Cable — 2.2%
1,370,000	Comcast Corp.,
	5.650%, 6/15/2035	1,084,904

	Media Non-Cable — 0.8%
80,000	Intelsat Corp.,
	6.875%, 1/15/2028	54,400
520,000	News America, Inc.,
	6.200%, 12/15/2034	374,067

		428,467

	Metals & Mining — 0.4%
310,000	Newmont Mining Corp.,
	5.875%, 4/01/2035	216,070

	Municipal — 0.1%
50,000	Michigan Tobacco Settlement Finance
	Authority, Taxable Turbo Series A,
	7.309%, 6/01/2034(d)	29,187

	Non-Captive Consumer — 2.5%
555,000	American General Finance Corp.,
	Series J, MTN,
	6.900%, 12/15/2017	205,350
110,000,000	SLM Corp., EMTN,
	1.530%, 9/15/2011 (JPY)	732,114
85,000	SLM Corp., MTN,
	5.050%, 11/14/2014	44,995
70,000	SLM Corp., Series A, MTN,
	5.000%, 10/01/2013	37,224
90,000	SLM Corp., Series A, MTN,
	5.000%, 4/15/2015	40,500
25,000	SLM Corp., Series A, MTN,
	5.000%, 6/15/2018	12,942
10,000	SLM Corp., Series A, MTN,
	5.375%, 5/15/2014	5,182
87,000	SLM Corp., Series A, MTN,
	5.625%, 8/01/2033	32,190
165,000	SLM Corp., Series A, MTN,
	6.500%, 6/15/2010 (NZD)(d)(e)	68,421
125,000	SLM Corp., Series A, MTN,
	8.450%, 6/15/2018	67,516

		1,246,434

	Non-Captive Diversified — 2.7%
25,000	CIT Group, Inc.,
	4.750%, 12/15/2010	20,161
2,000	CIT Group, Inc.,
	5.400%, 2/13/2012	1,289
7,000	CIT Group, Inc.,
	5.400%, 1/30/2016	4,196
10,000	CIT Group, Inc.,
	5.800%, 10/01/2036	5,508
2,000	CIT Group, Inc.,
	5.850%, 9/15/2016	1,131
43,000	CIT Group, Inc.,
	144A,
	12.000%, 12/18/2018	22,252
4,000	CIT Group, Inc., GMTN,
	5.000%, 2/13/2014	2,360
7,000	CIT Group, Inc., GMTN,
	5.000%, 2/01/2015	4,262
4,000	CIT Group, Inc., MTN,
	5.125%, 9/30/2014	2,418
2,000	CIT Group, Inc., Series A, MTN,
	5.650%, 2/13/2017	1,158
15,000	General Electric Capital Corp.,
	7.625%, 12/10/2014 (NZD)(d)(e)	7,735
900,000	General Electric Capital Corp.,
	Series A, GMTN,
	2.960%, 5/18/2012 (SGD)	494,080
800,000	General Electric Capital Corp.,
	Series A, MTN,
	3.485%, 3/08/2012 (SGD)	451,247
120,000	GMAC LLC,
	144A,
	6.625%, 5/15/2012	80,500
138,000	GMAC LLC,
	144A,
	6.750%, 12/01/2014	80,197
64,000	GMAC LLC,
	144A,
	8.000%, 11/01/2031	30,794
15,000	iStar Financial, Inc.,
	1.935%, 10/01/2012(b)	4,500
85,000	iStar Financial, Inc.,
	5.150%, 3/01/2012	30,600
35,000	iStar Financial, Inc.,
	5.375%, 4/15/2010	22,400
105,000	iStar Financial, Inc.,
	5.650%, 9/15/2011	43,050
25,000	iStar Financial, Inc.,
	5.800%, 3/15/2011	10,688
10,000	iStar Financial, Inc., Series B,
	5.125%, 4/01/2011	4,125
120,000	iStar Financial, Inc., Series B,
	5.950%, 10/15/2013	36,600

		1,361,251

	Paper — 1.5%
5,000	Georgia-Pacific Corp.,
	7.250%, 6/01/2028	3,475

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$25,000	Georgia-Pacific Corp.,
	7.375%, 12/01/2025	$17,813
385,000	Georgia-Pacific Corp.,
	7.750%, 11/15/2029	284,900
400,000	Georgia-Pacific Corp.,
	8.000%, 1/15/2024	318,000
95,000	Georgia-Pacific Corp.,
	8.875%, 5/15/2031	76,000
60,000	International Paper Co.,
	7.950%, 6/15/2018	45,731
20,000	Westvaco Corp.,
	8.200%, 1/15/2030	15,767
10,000	Weyerhaeuser Co.,
	6.875%, 12/15/2033	6,140

		767,826

	Pharmaceuticals — 0.8%
255,000	Elan Finance PLC, Senior Note,
	7.750%, 11/15/2011	214,200
240,000	Valeant Pharmaceuticals International,
	Subordinated Note,
	4.000%, 11/15/2013	212,400

		426,600

	Pipelines — 0.3%
75,000	DCP Midstream LP,
	144A,
	6.450%, 11/03/2036	48,619
100,000	Kinder Morgan Energy Partners LP,
	5.800%, 3/15/2035	74,195
45,000	ONEOK Partners LP,
	6.650%, 10/01/2036	33,684

		156,498

	Property & Casualty Insurance — 0.8%
15,000	OneBeacon US Holdings, Inc.,
	5.875%, 5/15/2013	11,516
505,000	White Mountains RE Group,
	144A,
	6.375%, 3/20/2017	368,423

		379,939

	Retailers — 2.6%
400,000	Dillard’s, Inc.,
	6.625%, 1/15/2018	144,000
205,000	Dillard’s, Inc., Class A,
	7.000%, 12/01/2028	69,700
326,000	Home Depot, Inc.,
	5.875%, 12/16/2036	230,867
715,000	J.C. Penney Corp., Inc., Senior Note,
	6.375%, 10/15/2036	446,988
10,000	Macy’s Retail Holdings Inc,
	5.900%, 12/01/2016	6,344
30,000	Macy’s Retail Holdings, Inc.,
	6.375%, 3/15/2037	16,706
100,000	Macy’s Retail Holdings, Inc.,
	6.790%, 7/15/2027	51,133
225,000	Macy’s Retail Holdings, Inc.,
	6.900%, 4/01/2029	113,505
725,000	Toys R Us, Inc.,
	7.375%, 10/15/2018	232,000
5,000	Toys R Us, Inc.,
	7.875%, 4/15/2013	1,756

		1,312,999

	Sovereigns — 0.4%
400,000	Republic of Brazil,
	12.500%, 1/05/2016 (BRL)	181,054

	Supermarket — 0.5%
320,000	New Albertson’s, Inc., Series C, MTN,
	6.625%, 6/01/2028	235,200

	Supranational — 1.9%
921,000,000	European Investment Bank, EMTN,
	144A,
	Zero Coupon, 4/24/2013 (CAD)	39,582
1,000,000	European Investment Bank, EMTN,
	144A,
	4.600%, 1/30/2037 (CAD)	728,292
38,500,000	International Bank for Reconstruction
	& Development,
	9.500%, 5/27/2010 (ISK)	189,108

		956,982

	Technology — 2.5%
10,000	Affiliated Computer Services, Inc.,
	5.200%, 6/01/2015	8,225
340,000	Avnet, Inc.,
	6.000%, 9/01/2015	279,770
115,000	BMC Software, Inc.,
	7.250%, 6/01/2018(d)	103,994
95,000	Freescale Semiconductor, Inc.,
	10.125%, 12/15/2016	17,100
120,000	KLA-Tencor Corp.,
	6.900%, 5/01/2018	94,855
15,000	Kulicke & Soffa Industries, Inc.,
	1.000%, 6/30/2010	11,831
920,000	Lucent Technologies, Inc.,
	6.450%, 3/15/2029	349,600
390,000	Lucent Technologies, Inc.,
	6.500%, 1/15/2028	148,200
75,000	Motorola, Inc.,
	5.220%, 10/01/2097	30,185
125,000	Motorola, Inc.,
	6.500%, 11/15/2028	78,750
135,000	Motorola, Inc.,
	6.625%, 11/15/2037	85,388
40,000	Nortel Networks Capital Corp.,
	7.875%, 6/15/2026(c)	6,400
25,000	Nortel Networks Ltd.,
	6.875%, 9/01/2023(c)	1,625
140,000	Nortel Networks Ltd.,
	10.125%, 7/15/2013(c)	26,250

		1,242,173

	Tobacco — 0.2%
100,000	Altria Group, Inc.,
	10.200%, 2/06/2039	102,154

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Principal Amount (‡)	Description	Value (†)
	Transportation — 0.7%
$55,000	Canadian Pacific Railway Co.,
	5.950%, 5/15/2037	$38,381
445,000	CSX Corp., MTN,
	6.000%, 10/01/2036	312,548

		350,929

	Transportation Services — 0.3%
10,000	Erac USA Finance Co,
	144A,
	6.700%, 6/01/2034	5,526
30,000	Erac USA Finance Co.,
	144A,
	6.375%, 10/15/2017	19,317
210,000	Erac USA Finance Co.,
	144A,
	7.000%, 10/15/2037	122,233

		147,076

	Treasuries — 19.3%
220,000	New Zealand Government Bond,
	6.000%, 12/15/2017 (NZD)	131,876
579,695	U.S. Treasury Bond,
	2.000%, 1/15/2026(f)	573,173
883,898	U.S. Treasury Bonds,
	2.375%, with various maturities from
	2025 to 2027(f)(g)	920,621
1,308,307	U.S. Treasury Bond,
	3.375%, 4/15/2032(f)	1,680,766
1,136,857	U.S. Treasury Notes,
	1.625%, with various maturities from
	2015 to 2018(f)(g)	1,148,487
997,033	U.S. Treasury Notes,
	1.875%, with various maturities from
	2013 to 2015(f)(g)	1,022,463
2,076,752	U.S. Treasury Notes,
	2.000%, with various maturities from
	2014 to 2026(f)(g)	2,141,911
460,614	U.S. Treasury Note,
	2.375%, 1/15/2017(f)	489,115
595,861	U.S. Treasury Note,
	2.500%, 7/15/2016(f)	636,826
529,677	U.S. Treasury Note,
	2.625%, 7/15/2017(f)	575,197
363,990	U.S. Treasury Note,
	3.000%, 7/15/2012(f)	387,308

		9,707,743

	Wireless — 2.0%
4,000,000	America Movil SAB de CV,
	8.460%, 12/18/2036 (MXN)	212,904
75,000	Nextel Communications, Inc., Series D,
	7.375%, 8/01/2015	39,750
55,000	Nextel Communications, Inc., Series E,
	6.875%, 10/31/2013	31,350
500,000	Nextel Communications, Inc., Series F,
	5.950%, 3/15/2014	277,500
580,000	Sprint Capital Corp.,
	6.875%, 11/15/2028	353,800
109,000	Sprint Nextel Corp.,
	6.000%, 12/01/2016	77,935

		993,239

	Wirelines — 4.5%
340,000	Embarq Corp.,
	7.995%, 6/01/2036	255,000
225,000	Frontier Communications Corp.,
	7.125%, 3/15/2019	176,625
100,000	Level 3 Communications, Inc.,
	2.875%, 7/15/2010	73,125
820,000	Level 3 Communications, Inc.,
	6.000%, 3/15/2010	697,000
135,000	Level 3 Financing, Inc.,
	8.750%, 2/15/2017	86,400
70,000	Level 3 Financing, Inc.,
	9.250%, 11/01/2014	48,300
215,000	Qwest Capital Funding, Inc.,
	Guaranteed Note,
	6.500%, 11/15/2018	146,200
255,000	Qwest Capital Funding, Inc.,
	Guaranteed Note,
	6.875%, 7/15/2028	160,650
15,000	Qwest Capital Funding, Inc.,
	Guaranteed Note,
	7.625%, 8/03/2021	10,650
140,000	Qwest Corp.,
	6.875%, 9/15/2033	91,700
315,000	Qwest Corp.,
	7.250%, 10/15/2035	204,750
235,000	Qwest Corp., Senior Note,
	6.500%, 6/01/2017	195,050
59,000	Telecom Italia Capital SA,
	6.000%, 9/30/2034	40,253
122,000	Telecom Italia Capital SA,
	6.375%, 11/15/2033	88,890

		2,274,593

	Total Bonds and Notes
	(Identified Cost $45,207,341)	33,846,933

Shares
Common Stocks — 29.9%
	Aerospace & Defense — 0.1%
2,492	Honeywell International, Inc.	69,427

	Beverages — 0.2%
2,113	Coca-Cola Co. (The)	92,866

	Building Products — 0.1%
6,572	Masco Corp.	45,873

	Chemicals — 1.0%
5,717	Dow Chemical Co. (The)	48,194
4,069	Eastman Chemical Co.	109,049
2,244	International Flavors & Fragrances, Inc.	68,352
3,283	PPG Industries, Inc.	121,143
4,247	RPM International, Inc.	54,064
2,294	Sensient Technologies Corp.	53,909
1,950	Valspar Corp.	38,942

		493,653

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Commercial Banks — 1.6%
4,827	Associated Bancorp	$74,529
3,123	BancorpSouth, Inc.	65,083
2,977	Bank of Hawaii Corp.	98,181
4,628	BB&T Corp.	78,306
6,092	F.N.B. Corp.	46,726
2,135	First Bancorp	9,095
3,966	FirstMerit Corp.	72,181
4,041	Pacific Capital Bancorp	27,358
3,591	PacWest Bancorp	51,459
3,457	Regions Financial Corp.	14,727
5,311	TCF Financial Corp.	62,457
3,311	Trustmark Corp.	60,856
2,525	United Bankshares, Inc.	43,531
3,331	Valley National Bancorp	41,205
4,312	Wilmington Trust Corp.	41,783

		787,477

	Commercial Services & Supplies — 0.7%
3,690	Avery Dennison Corp.	82,435
6,510	Deluxe Corp.	62,691
4,102	Pitney Bowes, Inc.	95,782
5,648	R. R. Donnelley & Sons Co.	41,400
2,432	Waste Management, Inc.	62,259

		344,567

	Containers & Packaging — 0.1%
3,008	Sonoco Products Co.	63,108

	Distributors — 0.2%
2,685	Genuine Parts Co.	80,174

	Diversified Telecommunication Services — 0.2%
3,836	AT&T, Inc.	96,667

	Electric Utilities — 2.0%
3,611	American Electric Power Co., Inc.	91,214
2,382	Cleco Corp.	51,666
3,571	DPL, Inc.	80,490
2,398	Edison International	69,086
2,426	Entergy Corp.	165,186
2,695	FirstEnergy Corp.	104,027
2,383	FPL Group, Inc.	120,890
2,447	Northeast Utilities	52,831
4,711	Pinnacle West Capital Corp.	125,124
2,965	PPL Corp.	85,125
2,370	Unisource Energy Corp.	66,810

		1,012,449

	Electrical Equipment — 0.3%
2,697	Emerson Electric Co.	77,080
3,173	Hubbell, Inc., Class B	85,544

		162,624

	Energy Equipment & Services — 0.1%
3,912	Patterson-UTI Energy, Inc.	35,051

	Food & Staples Retailing — 0.1%
2,344	Sysco Corp.	53,443

	Food Products — 0.4%
1,889	General Mills, Inc.	94,223
2,871	Kraft Foods, Inc., Class A	63,995
3,244	Sara Lee Corp.	26,211

		184,429

	Gas Utilities — 0.6%
3,831	AGL Resources, Inc.	101,636
3,504	Nicor, Inc.	116,438
3,816	Oneok, Inc.	86,356

		304,430

	Hotels, Restaurants & Leisure — 0.4%
2,638	Darden Restaurants, Inc.	90,378
8,400	Starwood Hotels & Resorts Worldwide,
	Inc.	106,680

		197,058

	Household Durables — 0.2%
375	KB Home	4,942
4,741	Leggett & Platt, Inc.	61,586
3,286	Tupperware Brands Corp.	55,829

		122,357

	Household Products — 0.5%
2,316	Clorox Co. (The)	119,228
3,019	Kimberly-Clark Corp.	139,206

		258,434

	Industrial Conglomerates — 0.1%
4,826	General Electric Co.	48,791

	Insurance — 1.0%
4,125	Allstate Corp. (The)	78,994
3,767	Arthur J. Gallagher & Co.	64,039
3,598	Cincinnati Financial Corp.	82,286
3,677	Mercury General Corp.	109,207
3,957	Unitrin, Inc.	55,319
4,701	Zenith National Insurance Corp.	113,341

		503,186

	Leisure Equipment & Products — 0.1%
3,540	Mattel, Inc.	40,816

	Machinery — 0.7%
4,284	Briggs & Stratton Corp.	70,686
1,820	Caterpillar, Inc.	50,887
2,933	Eaton Corp.	108,111
1,812	Joy Global, Inc.	38,596
3,120	Timken Co. (The)	43,555
1,738	Trinity Industries, Inc.	15,885

		327,720

	Media — 0.1%
2,392	McGraw-Hill Cos., Inc. (The)	54,705

	Metals & Mining — 0.1%
2,766	Commercial Metals Co.	31,947
2,519	Steel Dynamics, Inc.	22,193

		54,140

	Multi Utilities — 1.4%
3,120	Alliant Energy Corp.	77,033
3,785	Black Hills Corp.	67,714
3,907	Centerpoint Energy, Inc.	40,750
4,133	DTE Energy Co.	114,484
5,446	NiSource, Inc.	53,371
3,803	OGE Energy Corp.	90,587
3,520	SCANA Corp.	108,733
1,998	Sempra Energy	92,387

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Multi Utilities — continued
4,525	TECO Energy, Inc.	50,454

		695,513

	Oil, Gas & Consumable Fuels — 0.3%
2,191	Chevron Corp.	147,323

	Paper & Forest Products — 0.1%
5,699	MeadWestvaco Corp.	68,331

	Personal Products — 0.1%
2,690	Avon Products, Inc.	$51,729

	Pharmaceuticals — 0.7%
3,878	Bristol-Myers Squibb Co.	85,006
3,540	Eli Lilly & Co.	118,271
3,793	Merck & Co., Inc.	101,463
5,243	Pfizer, Inc.	71,410

		376,150

	Real Estate Operating Companies — 0.3%
28,200	Brookfield Properties Corp.	161,868

	REITs - Apartments — 2.7%
9,200	AvalonBay Communities, Inc.	432,952
14,000	Camden Property Trust	302,120
26,200	Equity Residential	480,770
2,300	Essex Property Trust, Inc.	131,882

		1,347,724

	REITs - Diversified — 1.0%
15,200	BioMed Realty Trust, Inc.	102,904
11,700	Vornado Realty Trust	388,908

		491,812

	REITs - Healthcare — 2.0%
15,500	HCP, Inc.	276,675
17,600	Nationwide Health Properties, Inc.	390,544
23,700	Omega Healthcare Investors, Inc.	333,696

		1,000,915

	REITs - Hotels — 0.4%
46,700	Host Hotels & Resorts, Inc.	183,064

	REITs - Industrial — 1.7%
13,400	AMB Property Corp.	192,960
60,000	DCT Industrial Trust, Inc.	190,200
12,700	First Potomac Realty Trust	93,345
19,900	Liberty Property Trust	376,906
500	PS Business Parks, Inc.	18,425

		871,836

	REITs - Office — 1.9%
11,000	Boston Properties, Inc.	385,330
12,100	Brandywine Realty Trust	34,485
4,200	Digital Realty Trust, Inc.	139,356
15,100	Dupont Fabros Technology, Inc.	103,888
25,500	HRPT Properties Trust	81,345
11,000	Kilroy Realty Corp.	189,090

		933,494

	REITs - Regional Malls — 1.7%
19,700	Macerich Co. (The)	123,322
19,551	Simon Property Group, Inc.	677,247
2,600	Taubman Centers, Inc.	44,304

		844,873

	REITs - Shopping Centers — 1.7%
10,100	Developers Diversified Realty Corp.	21,513
8,400	Federal Realty Investment Trust	386,400
14,400	Kimco Realty Corp.	109,728
19,300	Kite Realty Group Trust	47,285
11,800	Regency Centers Corp.	313,526

		878,452

	REITs - Storage — 1.4%
31,500	Extra Space Storage, Inc.	173,565
9,500	Public Storage, Inc.	524,875

		698,440

	REITs - Triple Net Lease — 0.5%
2,800	Entertainment Properties Trust	44,128
8,300	National Retail Properties, Inc.	131,472
4,500	Realty Income Corp.	84,690

		260,290

	Specialty Retail — 0.1%
2,660	Home Depot, Inc.	62,670

	Thrifts & Mortgage Finance — 0.4%
4,346	Astoria Financial Corp.	39,940
7,500	Federal Home Loan Mortgage Corp.(h)(i)	5,700
2,620	First Niagara Financial Group, Inc.	28,558
6,022	New York Community Bancorp, Inc.	67,266
2,428	People’s United Financial, Inc.	43,631

		185,095

	Tobacco — 0.4%
5,624	Altria Group, Inc.	90,096
3,727	Universal Corp.	111,512

		201,608

	Trading Companies & Distributors — 0.2%
3,376	Watsco, Inc.	114,885

	Total Common Stocks (Identified Cost $34,403,398)	15,009,517

Preferred Stocks — 0.2%
	Capital Markets — 0.0%
250	Lehman Brothers Holdings, Inc., 5.670%(c)	1
1,100	Lehman Brothers Holdings, Inc., 6.500%(c)	3
70	Lehman Brothers Holdings, Inc., 7.250%(c)	52
500	Lehman Brothers Holdings, Inc., 7.950%(c)	3
625	Newell Financial Trust I, 5.250%	11,250

		11,309

	Diversified Financial Services — 0.1%
129	Preferred Blocker, Inc., 144A, 7.000%	25,683

	Thrifts & Mortgage Finance — 0.1%
4,125	Countrywide Capital IV, 6.750%	39,435
2,800	Federal Home Loan Mortgage Corp., 5.570%(h)(i)	1,064
1,200	Federal Home Loan Mortgage Corp., 5.660%(h)(i)	480

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Thrifts & Mortgage Finance — continued
400	Federal Home Loan Mortgage Corp., 5.700%(h)(i)	$332
750	Federal Home Loan Mortgage Corp., 5.790%(h)(i)	577
300	Federal Home Loan Mortgage Corp., 5.810%(h)(i)	234
600	Federal Home Loan Mortgage Corp., 5.900%(h)(i)	276
250	Federal Home Loan Mortgage Corp., 6.420%(h)(i)	200
975	Federal Home Loan Mortgage Corp., 6.550%(h)(i)	400
10,925	Federal Home Loan Mortgage Corp., 8.375%(h)(i)	5,025
550	Federal National Mortgage Association, 4.750%(h)(i)	402
150	Federal National Mortgage Association, 5.810%(h)(i)	173
250	Federal National Mortgage Association, 6.750%(h)(i)	125
10,000	Federal National Mortgage Association, 8.250%(h)(i)	7,100

		55,823

	Total Preferred Stocks (Identified Cost $804,015)	92,815

Exchange Traded Funds — 0.1%
1,268	iShares Dow Jones Select Dividend Index Fund (Identified Cost $41,198)	39,815

Principal Amount (‡)
Short-Term Investments — 1.0%
$491,171	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $491,171 on 4/01/2009, collateralized by $485,000 Federal Home Loan Mortgage Corp., 4.270% due 12/03/2013 valued at $502,509 including accrued interest(j) (Identified Cost $491,171)	491,171

	Total Investments — 98.6% (Identified Cost $80,947,123)(a)	49,480,251
	Other assets less liabilities—1.4%	698,775

	Net Assets — 100.0%	$50,179,026

(‡)	Principal amount stated in U.S. dollars unless otherwise noted.
(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Forward foreign currency contracts are “marked-to-market” daily utilizing interpolated prices determined from information provided by an independent pricing service. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Portfolio's investments in REITs. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $80,792,282 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$440,379
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,752,410)

Net unrealized depreciation	$(31,312,031)

At December 31, 2008, the Portfolio had a capital loss carryforward of approximately $6,802,865 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $2,921,447. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2009 is disclosed.
(c)	Non-income producing due to bankruptcy filing.
(d)	Illiquid security. At March 31, 2009, the value of these securities amounted to $590,602 or 1.2% of net assets.
(e)	Valued by management. At March 31, 2009 the value of these securities amounted to $77,156 or 0.2% of net assets.
(f)	Treasury Inflation Protected Security (TIPS).
(g)	All separate investments in U.S. Treasury securities which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(h)	Non-income producing security.
(i)	Future dividend payments have been eliminated as the issuer has been placed in conservatorship.
(j)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $2,627,622 or 5.2% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MBS	Mortgage-Backed Securities
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
SGD	Singapore Dollar

Forward Foreign Currency Contracts

The Portfolio may enter into forward foreign currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge a Portfolio’s investments against currency fluctuation. Also, a contract to buy or sell may offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies a Portfolio has committed to buy or sell represents the aggregate exposure to each currency the Portfolio has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contrasts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At March 31, 2009, the Portfolio had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units	Value	Unrealized Appreciation (Depreciation)
Buy	4/28/2009	Japanese Yen	13,100,000	$132,385	$(1,316)

Sell	4/28/2009	Japanese Yen	82,950,000	838,271	11,331

Buy	4/29/2009	Singapore Dollar	110,000	72,273	621

Sell	4/29/2009	Singapore Dollar	1,520,000	998,683	8,954

Total					$19,590

NATIXIS INCOME DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Portfolio has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and may include such instruments as written options, futures contracts and forward contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2009:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$15,587,065
Level 2 - Other Significant Observable Inputs	31,141,845
Level 3 - Significant Unobservable Inputs	2,751,341

Total	$49,480,251

Forward Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$—
Level 2 - Other Significant Observable Inputs	19,590
Level 3 - Significant Unobservable Inputs	—

Total	$19,590

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2009:

Assets	Investments in Securities
Balance as of December 31, 2008	$1,117,236
Realized gain (loss)	(99,305)
Change in unrealized appreciation (depreciation)	(40,113)
Net purchases (sales)	(121,676)
Net reclassifications to/from Level 3	1,895,199

Balance as of March 31, 2009	$2,751,341

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

The Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Portfolio may use include forward foreign currency contracts.

The Portfolio is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Portfolio assets denominated in foreign currencies. The Portfolio may enter into forward foreign currency contracts for hedging purposes to protect the value of the Portfolio’s holdings of foreign securities. The Portfolio may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the portfolio.

Net Asset Summary at March 31, 2009 (Unaudited)

Treasuries	19.3%
Wirelines	4.5
Banking	3.0
Healthcare	2.8
Automotive	2.7
Non-Captive Diversified	2.7
REITs - Apartments	2.7
Retailers	2.6
Local Authorities	2.6
Non-Captive Consumer	2.5
Technology	2.5
Media Cable	2.2
Electric Utilities	2.0
REITs - Healthcare	2.0
Wireless	2.0
Other Investments, less then 2% each	41.5
Short-Term Investments	1.0

Total Investments	98.6
Other assets less liabilities	1.4

Net Assets	100.0%

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Aerospace & Defense — 1.2%
48,200	Boeing Co. (The)	$1,714,956
22,600	General Dynamics Corp.	939,934
23,750	Honeywell International, Inc.	661,675

		3,316,565

	Air Freight & Logistics — 0.9%
44,500	FedEx Corp.	1,979,805
6,900	United Parcel Service, Inc., Class B	339,618

		2,319,423

	Airlines — 0.2%
74,800	Delta Air Lines, Inc.(b)	421,124

	Automotive — 0.4%
72,300	Harley-Davidson, Inc.	968,097

	Beverages — 1.1%
28,800	Coca-Cola Co. (The)	1,265,760
29,082	Hansen Natural Corp.(b)	1,046,952
9,600	PepsiCo, Inc.	494,208

		2,806,920

	Biotechnology — 2.1%
22,746	Alexion Pharmaceuticals, Inc.(b)	856,614
11,450	Celgene Corp.(b)	508,380
7,800	Genzyme Corp.(b)	463,242
18,300	Gilead Sciences, Inc.(b)	847,656
40,204	Myriad Genetics, Inc.(b)(c)	1,828,076
21,942	Onyx Pharmaceuticals, Inc.(b)	626,444
17,220	Vertex Pharmaceuticals, Inc.(b)	494,731

		5,625,143

	Building Products — 0.2%
40,197	Armstrong World Industries, Inc.(b)	442,569

	Capital Markets — 5.0%
19,298	Affiliated Managers Group, Inc.(b)	804,920
122,000	Bank of New York Mellon Corp.	3,446,500
44,388	Eaton Vance Corp.	1,014,266
42,800	Franklin Resources, Inc.	2,305,636
3,800	Goldman Sachs Group, Inc. (The)	402,876
90,600	Legg Mason, Inc.	1,440,540
73,000	Morgan Stanley	1,662,210
22,753	Northern Trust Corp.(c)	1,361,084
48,047	Raymond James Financial, Inc.	946,526

		13,384,558

	Chemicals — 0.7%
11,300	Ecolab, Inc.	392,449
16,111	Lubrizol Corp. (The)	547,935
34,984	Terra Industries, Inc.(c)	982,701

		1,923,085

	Commercial Banks — 1.2%
37,332	Comerica, Inc.	683,549
33,452	Commerce Bancshares, Inc.	1,214,307
111,918	First Horizon National Corp.	1,202,004

		3,099,860

	Commercial Services & Supplies — 2.2%
54,659	Brink’s Co. (The)	1,446,277
84,677	Comfort Systems USA, Inc.	878,100
78,281	GeoEye, Inc.(b)	1,546,050
52,034	Rollins, Inc.	892,383
37,610	Tetra Tech, Inc.(b)	766,492
15,750	Waste Management, Inc.	403,200

		5,932,502

	Communications Equipment — 1.3%
85,300	Cisco Systems, Inc.(b)	1,430,481
48,900	QUALCOMM, Inc.	1,902,699

		3,333,180

	Computers & Peripherals — 3.6%
11,550	Apple, Inc.(b)	1,214,136
142,150	Hewlett-Packard Co.	4,557,329
9,900	International Business Machines Corp.	959,211
41,335	NCR Corp.(b)	328,613
56,666	NetApp, Inc.(b)	840,924
98,096	Teradata Corp.(b)	1,591,117

		9,491,330

	Construction & Engineering — 1.3%
31,628	Aecom Technology Corp.(b)(c)	824,858
9,700	Fluor Corp.	335,135
84,880	Orion Marine Group, Inc.(b)	1,111,928
54,558	Quanta Services, Inc.(b)	1,170,269

		3,442,190

	Construction Materials — 0.5%
53,868	Eagle Materials, Inc.	1,306,299

	Consumer Finance — 0.8%
87,300	American Express Co.	1,189,899
154,550	Discover Financial Services	975,211

		2,165,110

	Diversified Consumer Services — 1.3%
8,800	Apollo Group, Inc., Class A(b)	689,304
119,242	Hillenbrand, Inc.	1,909,065
6,553	ITT Educational Services, Inc.(b)	795,665

		3,394,034

	Diversified Financial Services — 3.0%
176,000	Bank of America Corp.	1,200,320
2,000	CME Group, Inc.	492,780
155,050	JP Morgan Chase & Co.	4,121,229
161,574	PHH Corp.(b)	2,270,115

		8,084,444

	Diversified Telecommunication Services — 0.1%
10,200	AT&T, Inc.	257,040

	Electric Utilities — 0.8%
52,825	Allete, Inc.	1,409,899
34,176	Portland General Electric Co.	601,156

		2,011,055

	Electrical Equipment — 0.3%
6,490	First Solar, Inc.(b)(c)	861,223

	Electronic Equipment, Instruments & Components — 0.7%
61,988	Amphenol Corp., Class A	1,766,038

	Energy Equipment & Services — 2.2%
185,173	Cal Dive International, Inc.(b)	1,253,621

1

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Energy Equipment & Services — continued
13,227	Core Laboratories N.V.	$967,687
24,950	FMC Technologies, Inc.(b)	782,682
29,900	National-Oilwell Varco, Inc.(b)	858,429
30,727	Oceaneering International, Inc.(b)	1,132,905
10,600	Schlumberger Ltd.	430,572
9,300	Transocean Ltd.(b)	547,212

		5,973,108

	Food & Staples Retailing — 2.6%
67,400	CVS Caremark Corp.	1,852,826
12,650	Kroger Co. (The)	268,433
16,100	Safeway, Inc.	325,059
80,831	Spartan Stores, Inc.	1,245,606
26,200	Wal-Mart Stores, Inc.	1,365,020
67,900	Walgreen Co.	1,762,684

		6,819,628

	Food Products — 0.6%
43,826	J.M. Smucker Co. (The)	1,633,395

	Gas Utilities — 2.2%
78,011	Oneok, Inc.	1,765,389
50,186	Questar Corp.	1,476,974
109,955	UGI Corp.	2,596,037

		5,838,400

	Health Care Equipment & Supplies — 3.8%
16,938	Beckman Coulter, Inc.	864,007
15,600	C.R. Bard, Inc.	1,243,632
35,975	DENTSPLY International, Inc.	965,929
13,688	Edwards Lifesciences Corp.(b)	829,904
18,034	Hill-Rom Holdings, Inc.	178,356
57,303	Hologic, Inc.(b)	750,096
59,080	Hospira, Inc.(b)	1,823,209
73,200	Medtronic, Inc.	2,157,204
30,799	Teleflex, Inc.	1,203,933

		10,016,270

	Health Care Providers & Services — 1.0%
36,435	CorVel Corp.(b)	736,716
10,300	Henry Schein, Inc.(b)	412,103
17,500	Medco Health Solutions, Inc.(b)	723,450
16,027	MEDNAX, Inc.(b)	472,315
15,700	UnitedHealth Group, Inc.	328,601

		2,673,185

	Hotels, Restaurants & Leisure — 5.0%
30,150	Burger King Holdings, Inc.	691,943
170,300	Carnival Corp.	3,678,480
17,313	CEC Entertainment, Inc.(b)	448,060
26,309	Cracker Barrel Old Country Store, Inc.	753,490
26,475	Darden Restaurants, Inc.	907,034
68,115	Jack in the Box, Inc.(b)	1,586,398
116,200	Marriott International, Inc., Class A	1,901,032
18,250	McDonald’s Corp.	995,903
66,050	Penn National Gaming, Inc.(b)	1,595,107
59,300	Starwood Hotels & Resorts Worldwide, Inc.	753,110

		13,310,557

	Household Durables — 0.8%
38,100	D.R. Horton, Inc.	369,570
27,800	Fortune Brands, Inc.	682,490
87,780	Leggett & Platt, Inc.	1,140,262

		2,192,322

	Household Products — 0.6%
20,063	Church & Dwight Co., Inc.	1,047,890
6,250	Clorox Co. (The)	321,750
3,850	Procter & Gamble Co.	181,297

		1,550,937

	Independent Power Producers & Energy Traders — 0.2%
35,628	NRG Energy, Inc.(b)	627,053

	Industrial Conglomerates — 0.2%
10,400	3M Co.	517,088

	Insurance — 1.6%
113,964	Fidelity National Financial, Inc., Class A	2,223,438
12,650	Travelers Cos., Inc. (The)	514,096
70,121	W.R. Berkley Corp.	1,581,228

		4,318,762

	Internet & Catalog Retail — 1.1%
10,800	Amazon.com, Inc.(b)	793,152
174,732	HSN, Inc.(b)	898,123
12,936	NetFlix, Inc.(b)	555,213
8,754	Priceline.com, Inc.(b)	689,640

		2,936,128

	Internet Software & Services — 0.9%
19,837	Equinix, Inc.(b)	1,113,848
3,750	Google, Inc., Class A(b)	1,305,225

		2,419,073

	IT Services — 3.8%
7,100	Accenture Ltd., Class A	195,179
26,826	Alliance Data Systems Corp.(b)	991,221
177,676	Broadridge Financial Solutions, Inc.	3,306,550
87,903	Fidelity National Information Services, Inc.	1,599,835
54,885	Lender Processing Services, Inc.	1,680,030
6,610	MasterCard, Inc., Class A	1,107,043
70,166	Wright Express Corp.(b)	1,278,424

		10,158,282

	Life Sciences Tools & Services — 0.9%
52,510	Illumina, Inc.(b)(c)	1,955,472
12,250	Thermo Fisher Scientific, Inc.(b)	436,958

		2,392,430

	Machinery — 2.8%
23,900	Caterpillar, Inc.	668,244
18,300	Cummins, Inc.	465,735
22,150	Danaher Corp.	1,200,973
13,050	Deere & Co.	428,954
70,100	Illinois Tool Works, Inc.	2,162,585
142,028	John Bean Technologies Corp.	1,485,613
35,640	Middleby Corp. (The)(b)	1,155,805

		7,567,909

	Marine — 0.4%
36,277	Kirby Corp.(b)	966,419

2

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Media — 3.4%
98,100	Comcast Corp., Class A	$1,262,547
101,583	Interactive Data Corp.	2,525,353
74,300	Omnicom Group, Inc.	1,738,620
10,492	Time Warner Cable, Inc.	260,207
41,800	Time Warner, Inc.	806,740
54,900	Viacom, Inc., Class B(b)	954,162
80,500	Walt Disney Co. (The)	1,461,880

		9,009,509

	Metals & Mining — 2.2%
34,843	Agnico-Eagle Mines Ltd.	1,983,264
48,684	Freeport-McMoRan Copper & Gold, Inc.(c)	1,855,347
85,385	Kinross Gold Corp.(c)	1,525,830
23,922	Reliance Steel & Aluminum Co.	629,866

		5,994,307

	Multi Utilities — 0.2%
30,251	MDU Resources Group, Inc.	488,251

	Multiline Retail — 2.5%
87,311	Big Lots, Inc.(b)	1,814,323
25,191	Dollar Tree, Inc.(b)(c)	1,122,259
27,586	Family Dollar Stores, Inc.	920,545
50,069	Kohl’s Corp.(b)(c)	2,118,920
49,050	Nordstrom, Inc.	821,587

		6,797,634

	Oil, Gas & Consumable Fuels — 3.8%
19,250	Apache Corp.	1,233,732
39,205	Concho Resources, Inc.(b)	1,003,256
163,934	Delek US Holdings, Inc.	1,698,356
50,880	Denbury Resources, Inc.(b)	756,077
4,900	EOG Resources, Inc.	268,324
11,000	Exxon Mobil Corp.	749,100
19,900	Massey Energy Co.	201,388
61,165	Petrohawk Energy Corp.(b)(c)	1,176,203
16,150	Petroleo Brasileiro SA, ADR	492,091
9,000	Range Resources Corp.	370,440
16,200	Valero Energy Corp.	289,980
170,500	Williams Cos., Inc.	1,940,290

		10,179,237

	Paper & Forest Products — 0.7%
75,969	Clearwater Paper Corp.(b)	610,031
50,000	Weyerhaeuser Co.	1,378,500

		1,988,531

	Personal Products — 0.8%
71,403	Alberto-Culver Co.	1,614,422
18,786	Mead Johnson Nutrition Co., Class A(b)	542,352

		2,156,774

	Pharmaceuticals — 3.0%
26,100	Abbott Laboratories	1,244,970
19,991	Allergan, Inc.	954,770
12,150	Johnson & Johnson	639,090
124,285	Perrigo Co.	3,085,997
54,800	Schering-Plough Corp.	1,290,540
15,900	Teva Pharmaceutical Industries Ltd., Sponsored ADR	716,295

		7,931,662

	Professional Services — 1.6%
99,820	Duff & Phelps Corp., Class A(b)	1,572,165
12,584	Dun & Bradstreet Corp.	968,968
24,505	Exponent, Inc.(b)	620,711
25,367	Huron Consulting Group, Inc.(b)	1,076,322

		4,238,166

	Real Estate Management & Development — 0.5%
175,868	Forestar Group, Inc.(b)	1,345,390

	REITs — 1.3%
215,360	Anworth Mortgage Asset Corp.	1,320,157
97,129	Potlatch Corp.	2,252,421

		3,572,578

	Road & Rail — 0.8%
62,695	Celadon Group, Inc.(b)	347,957
41,700	Union Pacific Corp.	1,714,287

		2,062,244

	Semiconductors & Semiconductor Equipment — 5.3%
105,020	Broadcom Corp., Class A(b)(c)	2,098,300
313,800	Intel Corp.	4,722,690
23,350	Lam Research Corp.(b)	531,679
34,344	Linear Technology Corp.(c)	789,225
103,108	Marvell Technology Group Ltd.(b)	944,469
46,300	NVIDIA Corp.(b)	456,518
115,560	ON Semiconductor Corp.(b)	450,684
115,250	PMC-Sierra, Inc.(b)	735,295
86,000	Texas Instruments, Inc.	1,419,860
58,624	Varian Semiconductor Equipment Associates, Inc.(b)	1,269,796
42,605	Xilinx, Inc.	816,312

		14,234,828

	Software — 4.0%
77,050	Activision Blizzard, Inc.(b)	805,943
11,950	Adobe Systems, Inc.(b)	255,611
25,388	BMC Software, Inc.(b)	837,804
29,150	Check Point Software Technologies Ltd.(b)	647,421
95,235	McAfee, Inc.(b)	3,190,372
28,612	MICROS Systems, Inc.(b)	536,475
57,150	Microsoft Corp.	1,049,845
58,700	Oracle Corp.(b)	1,060,709
50,582	Salesforce.com, Inc.(b)	1,655,549
23,780	VMware, Inc., Class A(b)	561,684

		10,601,413

	Specialty Retail — 4.4%
8,126	AutoZone, Inc.(b)(c)	1,321,450
43,400	Best Buy Co., Inc.	1,647,464
27,041	Buckle, Inc. (The)	863,419
38,100	CarMax, Inc.(b)	473,964
29,369	GameStop Corp., Class A(b)(c)	822,919
43,518	Guess?, Inc.	917,360
22,050	Home Depot, Inc.	519,498
26,207	Monro Muffler, Inc.	716,237

3

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Specialty Retail — continued
24,700	O’Reilly Automotive, Inc.(b)	$864,747
52,770	Ross Stores, Inc.	1,893,388
294,377	Sally Beauty Holdings, Inc.(b)	1,672,061

		11,712,507

	Textiles, Apparel & Luxury Goods — 0.6%
60,056	Fossil, Inc.(b)	942,879
16,500	NIKE, Inc., Class B	773,685

		1,716,564

	Thrifts & Mortgage Finance — 1.3%
186,167	People’s United Financial, Inc.	3,345,421

	Tobacco — 0.3%
22,650	Philip Morris International, Inc.	805,887

	Water Utilities — 0.6%
85,468	American Water Works Co., Inc.	1,644,404

	Wireless Telecommunication Services — 0.8%
66,411	American Tower Corp., Class A(b)	2,020,887
13,700	MetroPCS Communications, Inc.(b)	233,996

		2,254,883

	Total Common Stocks
	(Identified Cost $309,042,858)	260,342,925

Contracts
Put Options — 0.2%
340	Broadcom Corp. expiring August 22, 2009 at 19(d)	90,100
176	Freeport-McMoRan Copper & Gold, Inc. expiring August 22, 2009 at 40(d)	144,320
120	Northern Trust Corp. expiring July 18, 2009 at 60(d)	113,400
335	Terra Industries, Inc. expiring June 20, 2009 at 25(d)	83,750

	Total Put Options
	(Identified Cost $416,082)	431,570

Principal Amount
Short-Term Investments — 2.3%
$6,222,893	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $6,222,893 on 4/01/2009, collateralized by $6,135,000 Federal Home Loan Mortgage Corp., 4.270% due 12/03/2013 valued at $6,356,474 including accrued interest(e) (Identified Cost $6,222,893)	6,222,893

	Total Investments — 100.2% (Identified Cost $315,681,833)(a)	266,997,388
	Other assets less liabilities—(0.2)%	(431,861)

	Net Assets — 100.0%	$266,565,527

Contracts
Put Options Written — (0.1%)
340	Broadcom Corp. expiring May 16, 2009 at 15(d)	(14,450)
176	Freeport-McMoRan Copper & Gold, Inc. expiring May 16, 2009 at 30(d)	(24,024)
120	Northern Trust Corp. expiring July 18, 2009 at 50(d)	(63,600)
335	Terra Industries, Inc. expiring June 20, 2009 at 20(d)	(32,663)

	Total Put Options Written (Premium Received $119,935)	(134,737)

Call Options Written — (0.3%)
150	Aecom Technology Corp. expiring June 20, 2009 at 25(d)	(54,000)
32	Autozone, Inc. expiring June 20, 2009 at 180(d)	(17,760)
317	Broadcom Corp. expiring May 16, 2009 at 21(d)	(46,758)
237	Dollar Tree, Inc. expiring May 16, 2009 at 42.5(d)	(94,800)
31	First Solar, Inc. expiring April 18, 2009 at 150(d)	(9,765)
176	Freeport-McMoRan Copper & Gold, Inc. expiring May 16, 2009 at 47(d)	(24,288)
279	GameStop Corp. expiring July 18, 2009 at 35(d)	(40,455)
260	Illumina, Inc. expiring June 20, 2009 at 40(d)	(74,100)
399	Kinross Gold Corp. expiring May 16, 2009 at 20(d)	(37,905)
118	Kohl’s Corp. expiring April 18, 2009 at 40(d)	(38,940)
200	Linear Technology Corp. expiring May 16, 2009 at 25(d)	(13,500)
200	Myriad Genetics, Inc. expiring May 16, 2009 at 47.5(d)	(58,000)
120	Northern Trust Corp. expiring July 18, 2009 at 80(d)	(26,100)
440	Petrohawk Energy Corp. expiring June 20, 2009 at 22.5(d)	(59,400)
336	Terra Industries, Inc. expiring June 20, 2009 at 30(d)	(103,320)

	Total Call Options Written (Premium Received $400,151)	(699,091)

4

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available, are valued at market value, as reported by pricing services recommended by the investment adviser and subadvisers and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Portfolio by a pricing service recommended by the investment adviser and subadvisers and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Portfolio may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and offer quotations. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Portfolio’s subadvisers using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Portfolio may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Portfolio may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Portfolio calculates its net asset value.

The books and records of the Portfolio are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Portfolio’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $315,502,581 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$14,576,404
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(63,081,597)

Net unrealized depreciation	$(48,505,193)

At December 31, 2008, the Portfolio had a capital loss carryforward of approximately $11,926,149 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $21,450,644. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	All or a portion of this security is held as collateral for outstanding call options.
(d)	The Fund may enter into option contracts. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When a written option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

When a Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

5

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

The following is a summary of the Fund’s written option activity:

Contracts	Number of Contracts	Premiums
Outstanding at 12/31/2008	—	$—
Options written	12,688	1,531,042
Options terminated in closing purchase transactions	(8,422)	(1,010,956)
Options expired unexercised	—	—

Outstanding at 3/31/2009	4,266	$520,086

(e)	It is the Portfolio’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Portfolio and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Portfolio has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Portfolio’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Other financial instruments are derivative instruments not reflected in investments carried at value and include written options.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2009:

Securities Purchased Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$266,997,388
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$266,997,388

Options Written Valuation Inputs	Other Financial Instruments
Level 1 - Quoted Prices	$(833,828)
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$(833,828)

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund may use include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use option contracts to hedge against a decline in value of an equity security that it owns.

6

NATIXIS U.S. DIVERSIFIED PORTFOLIO — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Semiconductors & Semiconductor Equipment	5.3%
Capital Markets	5.0
Hotels, Restaurants & Leisure	5.0
Specialty Retail	4.4
Software	4.0
Oil, Gas & Consumable Fuels	3.8
IT Services	3.8
Health Care Equipment & Supplies	3.8
Computers & Peripherals	3.6
Media	3.4
Diversified Financial Services	3.0
Pharmaceuticals	3.0
Machinery	2.8
Food & Staples Retailing	2.6
Multiline Retail	2.5
Metals & Mining	2.2
Energy Equipment & Services	2.2
Commercial Services & Supplies	2.2
Gas Utilities	2.2
Biotechnology	2.1
Other Investments, less than 2% each	31.0
Short-Term Investments	2.3

Total Investments	100.2
Other assets less liabilities (including Options Written)	(0.2)

Net Assets	100.0%

7

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
Common Stocks — 91.4% of Net Assets
	Aerospace & Defense — 1.5%
75,820	Alliant Techsystems, Inc.(b)	$5,078,424

	Air Freight & Logistics — 1.0%
198,925	Forward Air Corp.	3,228,553

	Capital Markets — 2.6%
488,775	Waddell & Reed Financial, Inc., Class A	8,832,164

	Chemicals — 3.8%
185,000	Airgas, Inc.	6,254,850
187,775	Scotts Miracle-Gro Co. (The), Class A	6,515,792

		12,770,642

	Commercial Banks — 5.5%
165,650	Cullen/Frost Bankers, Inc.	7,775,611
219,637	First Horizon National Corp.	2,358,897
301,650	Prosperity Bancshares, Inc.	8,250,128

		18,384,636

	Commercial Services & Supplies — 6.1%
247,518	Healthcare Services Group, Inc.	3,705,345
293,402	Waste Connections, Inc.(b)	7,540,431
183,200	Watson Wyatt Worldwide, Inc., Class A	9,044,584

		20,290,360

	Communications Equipment — 1.9%
256,575	Nice Systems Ltd., Sponsored ADR(b)	6,378,455

	Construction & Engineering — 2.7%
177,775	Foster Wheeler AG(b)	3,105,729
143,850	URS Corp.(b)	5,812,979

		8,918,708

	Consumer Finance — 1.8%
400,425	First Cash Financial Services, Inc.(b)	5,974,341

	Containers & Packaging — 3.6%
318,081	Pactiv Corp.(b)	4,640,802
142,050	Silgan Holdings, Inc.	7,463,307

		12,104,109

	Diversified Consumer Services — 1.0%
211,900	Hillenbrand, Inc.	3,392,519

	Electrical Equipment — 2.3%
143,725	A.O. Smith Corp.	3,618,995
36,550	Belden, Inc.	457,241
181,700	General Cable Corp.(b)	3,601,294

		7,677,530

	Electronic Equipment, Instruments & Components — 0.4%
82,825	Rofin-Sinar Technologies, Inc.(b)	1,335,139

	Food Products — 2.0%
90,175	Ralcorp Holdings, Inc.(b)	4,858,629
63,575	TreeHouse Foods, Inc.(b)	1,830,324

		6,688,953

	Gas Utilities — 3.0%
270,925	EQT Corp.	8,488,080
74,225	Vectren Corp.	1,565,405

		10,053,485

	Health Care Equipment & Supplies — 2.6%
100,200	Teleflex, Inc.	3,916,818
143,000	West Pharmaceutical Services, Inc.	4,691,830

		8,608,648

	Health Care Providers & Services — 3.9%
107,275	LHC Group, Inc.(b)	2,390,087
121,850	MEDNAX, Inc.(b)	3,590,919
384,250	Patterson Cos., Inc.(b)	7,246,955

		13,227,961

	Hotels, Restaurants & Leisure — 0.6%
406,799	Wendy’s/Arby’s Group, Inc., Class A	2,046,199

	Insurance — 7.4%
236,800	Arthur J. Gallagher & Co.	4,025,600
186,825	Aspen Insurance Holdings Ltd.	4,196,089
353,012	HCC Insurance Holdings, Inc.	8,892,372
203,400	IPC Holdings Ltd.	5,499,936
97,385	United Fire & Casualty Co.	2,138,575

		24,752,572

	IT Services — 3.8%
155,775	CACI International, Inc., Class A(b)	5,684,230
468,150	SRA International, Inc., Class A(b)	6,881,805

		12,566,035

	Machinery — 5.4%
178,000	Actuant Corp., Class A	1,838,740
193,200	Bucyrus International, Inc.	2,932,776
125,050	Kaydon Corp.	3,417,617
143,125	Lincoln Electric Holdings, Inc.	4,535,631
106,850	Lindsay Corp.	2,884,950
57,000	Nordson Corp.	1,620,510
65,500	Robbins & Myers, Inc.	993,635

		18,223,859

	Media — 0.9%
97,600	John Wiley & Sons, Inc., Class A	2,906,528

	Metals & Mining — 1.5%
166,400	Cliffs Natural Resources, Inc.	3,021,824
224,975	Steel Dynamics, Inc.	1,982,030

		5,003,854

	Oil, Gas & Consumable Fuels — 3.9%
185,850	Arena Resources, Inc.(b)	4,735,458
202,450	Concho Resources, Inc.(b)	5,180,695
137,800	Walter Industries, Inc.	3,151,486

		13,067,639

	REITs — 1.7%
988,500	MFA Financial, Inc.	5,812,380

	Road & Rail — 0.7%
69,650	Landstar System, Inc.	2,331,186

	Semiconductors & Semiconductor Equipment — 3.3%
499,300	Microsemi Corp.(b)	5,791,880
243,475	Varian Semiconductor Equipment Associates, Inc.(b)	5,273,668

		11,065,548

	Software — 8.0%
142,150	Factset Research Systems, Inc.	7,106,078

1

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Shares	Description	Value (†)
	Software — continued
223,715	MICROS Systems, Inc.(b)	$4,194,656
332,275	Sybase, Inc.(b)	10,064,610
372,350	Tyler Technologies, Inc.(b)	5,447,481

		26,812,825

	Specialty Retail — 2.5%
158,865	Aaron Rents, Inc.	4,235,341
174,900	Abercrombie & Fitch Co., Class A	4,162,620

		8,397,961

	Textiles, Apparel & Luxury Goods — 3.5%
424,775	Hanesbrands, Inc.(b)	4,065,097
343,125	Phillips-Van Heusen Corp.	7,782,075

		11,847,172

	Thrifts & Mortgage Finance — 0.3%
65,825	Danvers Bancorp, Inc.	909,043

	Wireless Telecommunication Services — 2.2%
457,850	Syniverse Holdings, Inc.(b)	7,215,716

	Total Common Stocks (Identified Cost $325,522,493)	305,903,144

Exchange Traded Funds — 2.0%
167,775	iShares Russell 2000 Value Index Fund (Identified Cost $5,808,779)	6,620,401

Principal Amount
Short-Term Investments — 6.8%
$22,942,272	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2009 at 0.000% to be repurchased at $22,942,272 on 4/01/2009, collateralized by $22,590,000 Federal Home Loan Mortgage Corp., 4.270% due 12/03/2013 valued at $23,405,499 including accrued interest(c) (Identified Cost $22,942,272)	22,942,272

	Total Investments — 100.2% (Identified Cost $354,273,544)(a)	335,465,817
	Other assets less liabilities—(0.2)%	(722,720)

	Net Assets — 100.0%	$334,743,097

(†)	Equity securities, including closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser and the subadviser and approved by the Board of Trustees. Such pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Markets are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) are generally valued on the basis of evaluated bids furnished to the Fund by a pricing service recommended by the investment adviser and the subadviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. In instances where broker-dealer bid quotations are not available, certain securities held by the Fund may be valued on the basis of a price provided by a principal market maker. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s subadviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

2

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2009, the net unrealized depreciation on investments based on a cost of $354,091,826 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$12,399,698
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,025,707)

Net unrealized depreciation	$(18,626,009)

At December 31, 2008, the Fund had a capital loss carryforward of approximately $622,356 which expires on December 31, 2016. At December 31, 2008 post-October capital loss deferrals were $16,790,766. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with standards established by the Financial Accounting Standards Board, the Fund has categorized the inputs utilized in determining the value of its investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•

Level 2 - prices determined using other significant observable inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar investments, interest rates, credit risk, etc.);

•

Level 3 - prices determined using significant unobservable inputs for situations where quoted prices or observable inputs are unavailable such as when there is little or no market activity for an investment (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of investments and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$335,465,817
Level 2 - Other Significant Observable Inputs	—
Level 3 - Significant Unobservable Inputs	—

Total	$335,465,817

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

Derivatives

Management has evaluated the requirements of Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), which became effective on January 1, 2009. FAS 161 requires enhanced disclosures about a fund’s derivative and hedging activities. Management has concluded that, since the Fund did not hold any derivative instruments during the three months ended March 31, 2009, no additional disclosures pursuant to FAS 161 are required at this time.

3

VAUGHAN NELSON SMALL CAP VALUE FUND — PORTFOLIO OF INVESTMENTS (continued)

Investments as of March 31, 2009 (Unaudited)

Net Asset Summary at March 31, 2009 (Unaudited)

Software	8.0%
Insurance	7.4
Commercial Services & Supplies	6.1
Commercial Banks	5.5
Machinery	5.4
Health Care Providers & Services	3.9
Oil, Gas & Consumable Fuels	3.9
Chemicals	3.8
IT Services	3.8
Containers & Packaging	3.6
Textiles, Apparel & Luxury Goods	3.5
Semiconductors & Semiconductor Equipment	3.3
Gas Utilities	3.0
Construction & Engineering	2.7
Capital Markets	2.6
Health Care Equipment & Supplies	2.6
Specialty Retail	2.5
Electrical Equipment	2.3
Wireless Telecommunication Services	2.2
Food Products	2.0
Exchange Traded Funds	2.0
Other Investments, less than 2% each	13.3
Short-Term Investments	6.8

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

4

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta
Name:	David Giunta
Title:	President and Chief Executive Officer
Date:	May 26, 2009

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 26, 2009